COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 58,825
2026	36,541
2027	17,942
Total contractual obligations	$ 113,308